Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail) - Restricted Stock [member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / USD shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year	3,769,299	2,207,012	854,750
Granted during the period/year | shares	1,993,039	1,581,037	1,356,762
Cancelled during the year	0	(18,750)	(4,500)
At the end of the period/year | shares	5,762,338	3,769,299	2,207,012
Outstanding as of beginning of period/year	$ 5.4	$ 7.8	$ 10.0
Granted during the period/year	2.9	2.1	6.7
Cancelled during the year	0	6.7	10.0
At the end of the period/year	$ 4.5	$ 5.4	$ 7.8